FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07866
                                   ---------

                     TEMPLETON EMERGING MARKETS INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON EMERGING MARKETS INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................   3

Notes to Statement of Investments ........................................   6

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series


                                          Quarterly Statement of Investments | 1
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                       This page intentionally left blank.

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TEMPLETON EMERGING MARKETS INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT(d)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 97.3%
       ARGENTINA 3.6%
       Republic of Argentina, FRN, 1.98%, 8/03/12 ..................................        $     29,570,000            $ 23,670,785
                                                                                                                        ------------
       BOSNIA AND HERZEGOVINA 1.2%
       Bosnia & Herzegovina, FRN, 3.00%, 12/11/17 ..................................               7,249,096 EUR           7,900,187
                                                                                                                        ------------
       BRAZIL 17.8%
(a),(b)Globo Communicacoes Participacoes Ltd., 144A, 10.625%, 12/05/08 .............               5,000,000               4,475,000
       Republic of Brazil,
         DCB, L, FRN, 2.125%, 4/15/12 ..............................................              45,737,131              42,792,803
         RG, FRN, 3.125%, 4/15/12 ..................................................               8,775,070               8,247,443
         8.00%, 4/15/14 ............................................................              61,527,829              61,873,923
                                                                                                                        ------------
                                                                                                                         117,389,169
                                                                                                                        ------------
       BULGARIA 1.6%
       Republic of Bulgaria, FRN, 2.75%, 7/28/11 ...................................              10,537,800              10,527,947
                                                                                                                        ------------
       COLOMBIA 3.5%
       Republic of Colombia,
         10.50%, 7/09/10 ...........................................................               2,758,000               3,261,335
         10.75%, 1/15/13 ...........................................................              12,450,000              14,643,690
         11.75%, 2/25/20 ...........................................................               4,255,000               5,347,897
                                                                                                                        ------------
                                                                                                                          23,252,922
                                                                                                                        ------------
       HUNGARY 3.2%
       Government of Hungary,
         9.25%, 5/12/05 ............................................................             345,900,000 HUF           1,869,103
         8.50%, 10/12/05 ...........................................................           2,983,400,000 HUF          16,001,523
         7.00%, 4/12/06 ............................................................             120,000,000 HUF             631,781
         6.25%, 6/12/08 ............................................................             500,000,000 HUF           2,513,990
                                                                                                                        ------------
                                                                                                                          21,016,397
                                                                                                                        ------------
       INDONESIA 10.4%
       Indonesia Government, 11.00%, 10/15/14 ......................................          41,602,000,000 IDR           4,808,496
       Indonesia Recapital Bond,
         13.15%, 3/15/10 ...........................................................          81,420,000,000 IDR          10,256,657
         FRN, 14.25%, 6/15/13 ......................................................         202,550,000,000 IDR          27,389,257
         14.275%, 12/15/13 .........................................................         127,800,000,000 IDR          17,430,501
(a),(b)P T Indah Kiat Finance Mauritius Ltd., 10.00%, 7/01/07 ......................              16,375,000               6,264,256
(a),(b)PT Inti Indorayon Utama TBK, 9.125, 10/15/49 ................................               6,830,000                 102,450
(a),(b)Tjiwi Kimia International Finance Co. BV, senior note, 13.25%, 8/01/01 ......               8,000,000               2,419,200
                                                                                                                        ------------
                                                                                                                          68,670,817
                                                                                                                        ------------
       MALAYSIA .4%
       Petronas Capital Ltd., 144A, 7.00%, 5/22/12 .................................               2,000,000               2,275,174
                                                                                                                        ------------
       MEXICO 5.9%
       Pemex Project Funding Master Trust, 144A, 2.82%, 6/15/10 ....................              11,910,000              12,237,525
       United Mexican States,
         5.375%, 6/10/13 ...........................................................               5,500,000 EUR           7,597,751
         144A, 7.50%, 3/08/10 ......................................................               8,610,000 EUR          13,241,929
         Reg S, 7.50%, 3/08/10 .....................................................               3,600,000 EUR           5,536,695
                                                                                                                        ------------
                                                                                                                          38,613,900
                                                                                                                        ------------


                                          Quarterly Statement of Investments | 3

TEMPLETON EMERGING MARKETS INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT(d)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
PANAMA .9%
Republic of Panama, 10.75%, 5/15/20 ...........................................            $     4,600,000             $  5,731,324
                                                                                                                       ------------
PERU 1.4%
Republic of Peru, 9.875%, 2/06/15 .............................................                  7,640,000                8,938,800
                                                                                                                       ------------
PHILIPPINES 4.7%
Republic of Philippines,
  8.375%, 2/15/11 .............................................................                  6,500,000                6,503,989
  9.00%, 2/15/13 ..............................................................                 18,700,000               18,987,045
  Reg S, 8.75%, 10/07/16 ......................................................                  5,450,000                5,229,896
                                                                                                                       ------------
                                                                                                                         30,720,930
                                                                                                                       ------------
POLAND 4.7%
Republic of Poland,
  8.50%, 11/12/06 .............................................................                 35,600,000 PLN           11,637,310
  8.50%, 5/12/07 ..............................................................                 37,300,000 PLN           12,330,130
  6.00%, 5/24/09 ..............................................................                 23,000,000 PLN            7,095,116
                                                                                                                       ------------
                                                                                                                         31,062,556
                                                                                                                       ------------
RUSSIA 11.0%
Russian Federation,
  Reg S, 11.00%, 7/24/18 ......................................................                 44,725,000               60,583,814
  Reg S, 12.75%, 6/24/28 ......................................................                  7,356,000               11,705,235
                                                                                                                       ------------
                                                                                                                         72,289,049
                                                                                                                       ------------
SOUTH AFRICA 2.2%
Republic of South Africa, 5.25%, 5/16/13 ......................................                 10,490,000 EUR           14,648,525
                                                                                                                       ------------
SOUTH KOREA 4.9%
Korea Treasury Bonds,
  6.90%, 1/16/07 ..............................................................             10,000,000,000 KRW           10,322,775
  4.75%, 3/12/08 ..............................................................             21,865,000,000 KRW           21,983,657
                                                                                                                       ------------
                                                                                                                         32,306,432
                                                                                                                       ------------
THAILAND 4.1%
Government of Thailand,
  8.50%, 10/14/05 .............................................................                670,000,000 THB           17,890,181
  8.00%, 12/08/06 .............................................................                 31,000,000 THB              867,627
  4.125%, 2/12/08 .............................................................                 98,000,000 THB            2,553,308
  8.50%, 12/08/08 .............................................................                 11,000,000 THB              332,721
  4.80%, 4/09/10 ..............................................................                212,000,000 THB            5,524,963
                                                                                                                       ------------
                                                                                                                         27,168,800
                                                                                                                       ------------
UKRAINE 4.7%
Republic of Ukraine,
  144A, FRN, 5.361%, 8/05/09 ..................................................                 11,100,000               11,155,500
  144A, 7.65%, 6/11/13 ........................................................                 18,148,000               18,369,769
  FRN, 5.36%, 8/05/09 .........................................................                  1,200,000                1,212,000
                                                                                                                       ------------
                                                                                                                         30,737,269
                                                                                                                       ------------


4 | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT(d)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   VENEZUELA 10.2%
   Republic of Venezuela,
      10.75%, 9/19/13 .....................................................................         $ 6,175,000         $  7,332,812
      9.25%, 9/15/27 ......................................................................          57,409,000           59,723,444
                                                                                                                        ------------
                                                                                                                          67,056,256
                                                                                                                        ------------
   VIETNAM .9%
   Republic of Vietnam, 4.00%, 3/12/16 ....................................................           6,592,000            6,168,227
                                                                                                                        ------------
   TOTAL LONG TERM INVESTMENTS (COST $586,200,206) ........................................                              640,145,466
                                                                                                                        ------------

                                                                                                       ------
                                                                                                       SHARES
                                                                                                       ------
   SHORT TERM INVESTMENTS .5%
   MONEY FUND (COST $3,271,750) .5%
(c)Franklin Institutional Fiduciary Trust Money Market Portfolio ..........................           3,271,750            3,271,750
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $589,471,956) 97.8% ............................................                              643,417,216
   OTHER ASSETS, LESS LIABILITIES 2.2% ....................................................                               14,742,917
                                                                                                                        ------------
   NET ASSETS 100.0% ......................................................................                             $658,160,133
                                                                                                                        ============

CURRENCY ABBREVIATIONS: | EUR - Euro | HUF - Hungarian Forint | IDR - Indonesian
                          Rupiah | KRW - Korean Won | PLN - Polish Zloty | THB - Thai Baht

(a)   Non-income producing.

(b)   Defaulted security.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company.

1. INCOME TAXES

At November 30, 2004 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ....................................          $ 594,298,060
                                                                  -------------
Unrealized appreciation ................................          $  73,800,071
Unrealized depreciation ................................            (24,680,915)
                                                                  -------------
Net unrealized appreciation (depreciation) .............          $  49,119,156
                                                                  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005